Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	11,631,138	11,531,138
Reserve for technology development	4,365,300	4,265,300
Appropriated retained earnings	16,018,758	15,818,758
Unappropriated retained earnings	6,963,155	6,409,925
Retained earnings	₩ 22,981,913	₩ 22,228,683